Related Parties (Details) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2023	Oct. 01, 2022	Jul. 26, 2022	Sep. 30, 2020	Sep. 01, 2020	Apr. 15, 2013	Jul. 26, 2022	Apr. 15, 2013	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2022	Feb. 16, 2022	Oct. 08, 2021	Mar. 26, 2021
Related Parties [Line Items]
Principal amount				$ 1,260,000
Vesting note amount			$ 797,221
Common shares issued (in Shares)									12,683		12,683				1,267	381		997
Conversion price per share (in Dollars per share)			$ 420				$ 420										$ 4
Extinguishment debt amount			$ 303,706				$ 456,109
Payments to sellers		$ 558,734
Payment of conversion agreement amount	$ 642,544
Management fee percentage						0.50%
Management fee									$ 350,000	$ 275,000	$ 975,000	$ 825,000	$ 0	$ 0
Lease agreement, description					Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.						On September 1, 2020, Kyle’s entered into an industrial lease agreement with Stephen Mallatt, Jr. and Rita Mallatt, the sellers of Kyle’s, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.
Related party leases									21,777	65,330	$ 21,777	65,330
Total management fees													1,100,000	875,000
Advances from related parties									6,060		$ 6,060		$ 460
Promissory Note [Member]
Related Parties [Line Items]
Repayment, description											Pursuant to the offsetting management services agreements, each of 1847 Asien, 1847 Wolo and 1847 ICU appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement) and 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $125,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that if the aggregate amount of management fees paid or to be paid by such entities, together with all other management fees paid or to be paid to the Manager under other offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.		Pursuant to the offsetting management services agreements, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), which was increased to $125,000 or 2% of adjusted net assets on October 8, 2021, and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that if the aggregate amount of management fees paid or to be paid by such entities, together with all other management fees paid or to be paid to the Manager under other offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.
Common Stock [Member]
Related Parties [Line Items]
Common shares issued (in Shares)			1,899				1,899
Manager [Member]
Related Parties [Line Items]
Related party advances									74,928		$ 74,928		$ 74,928
Asiens [Member]
Related Parties [Line Items]
Expensed management fees													300,000	300,000
Cabinet [Member]
Related Parties [Line Items]
Expensed management fees													500,000	350,000
Wolo [Member]
Related Parties [Line Items]
Expensed management fees													300,000	225,000
Management Services Agreement [Member]
Related Parties [Line Items]
Management fee									0	0	0	0
Description of management fee								the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”).
Asiens [Member]
Related Parties [Line Items]
Management fee									75,000	225,000	75,000
Cabinet [Member]
Related Parties [Line Items]
Management fee									125,000	375,000	125,000	375,000
Wolo [Member]
Related Parties [Line Items]
Management fee									75,000	225,000	75,000	225,000
ICU [Member]
Related Parties [Line Items]
Management fee									75,000	$ 150,000	75,000	$ 150,000
Advances [Member]
Related Parties [Line Items]
Related party advances									$ 118,834		$ 118,834		118,834
Related Party [Member]
Related Parties [Line Items]
Advances from related parties													74,928	74,928
Related Party [Member] | Advances [Member]
Related Parties [Line Items]
Advances from related parties													$ 118,834	$ 118,834